Concentration of Credit Risk - Schedule of Group’s Total Revenue (Details)	6 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022
Customer Concentration Risk [Member] | Customer N [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	25.37%			[1]
Customer Concentration Risk [Member] | Customer N [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	16.52%				10.51%
Customer Concentration Risk [Member] | Customer L [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	24.09%			[1]
Customer Concentration Risk [Member] | Customer L [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	25.54%				14.17%
Customer Concentration Risk [Member] | Customer M [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	12.43%			[1]
Customer Concentration Risk [Member] | Customer M [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	18.38%				13.29%
Customer Concentration Risk [Member] | Customer O [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	12.10%			[1]
Customer Concentration Risk [Member] | Customer O [Member] | contract liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	44.16%				22.79%
Customer Concentration Risk [Member] | Customer E [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	15.14%		23.08%	[1]
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]			42.10%		32.10%
Customer Concentration Risk [Member] | Customer H [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	12.60%
Customer Concentration Risk [Member] | Customer G [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	10.66%
Customer Concentration Risk [Member] | Customer G [Member] | contract liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	22.25%				17.41%				16.72%
Customer Concentration Risk [Member] | Customer K [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	30.30%				17.66%
Customer Concentration Risk [Member] | Customer J [Member] | contract liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	32.43%				13.26%				13.22%
Customer Concentration Risk [Member] | Customer P [Member] | contract liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]			13.08%
Customer Concentration Risk [Member] | Customer Q [Member] | contract liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]			11.06%
Supplier Concentration Risk [Member] | Supplier S [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	19.43%			[1]
Supplier Concentration Risk [Member] | Supplier B [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	17.61%		13.15%		10.74%		17.52%		15.97%
Supplier Concentration Risk [Member] | Supplier O [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	14.81%
Supplier Concentration Risk [Member] | Supplier O [Member] | Account Payable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage					20.05%
Supplier Concentration Risk [Member] | Supplier F [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	10.74%			[1]
Supplier Concentration Risk [Member] | Supplier J [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	25.68%
Supplier Concentration Risk [Member] | Supplier H [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	10.85%
Supplier Concentration Risk [Member] | Supplier I [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]	10.41%
Supplier Concentration Risk [Member] | Supplier I [Member] | Account Payable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	11.91%					[1]
Supplier Concentration Risk [Member] | Supplier C [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage							11.04%	[1]
Supplier Concentration Risk [Member] | Supplier C [Member] | Account Payable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	60.92%				33.07%		34.66%
Supplier Concentration Risk [Member] | Supplier T [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	95.61%					[1]
Supplier Concentration Risk [Member] | Supplier P [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]			46.85%
Supplier Concentration Risk [Member] | Supplier Q [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]			27.22%

[1]	represent percentage less than 10%